Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement Dated November 17, 2023, to the
Actively Managed Exchange-Traded Funds Prospectus
dated October 30, 2023, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Commodity Strategy Active Exchange-Traded Fund
Effective January 16, 2024, the last sentence in the third paragraph is deleted from the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus and replaced with the following:
Under normal circumstances, the Fund will invest in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets.

PIMCO Commodity Strategy Active Exchange-Traded Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO ETF Trust
Supplement Dated November 17, 2023, to the
Actively Managed Exchange-Traded Funds Prospectus
dated October 30, 2023, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Commodity Strategy Active Exchange-Traded Fund
Effective January 16, 2024, the last sentence in the third paragraph is deleted from the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus and replaced with the following:
Under normal circumstances, the Fund will invest in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund’s net assets.